CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01